Immaterial Reclassification of Prior Period Presentation (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Changes And Error Corrections [Abstract]
Summary of Reclassifications of Financial Statement Presentation in Consolidated Balance Sheet

The impact of the reclassification of the financial statement presentation in the consolidated balance sheet as of December 31, 2018 are as follows:

	As of December 31, 2018
	As Reported	Adjustment	As Restated
Accounts receivable, net	$110,222	$24,003	$134,225
Prepaid expenses and other current assets	$22,669	$470	$23,139
Total current assets	$373,877	$24,473	$398,350
Total assets	$4,744,296	$24,473	$4,768,769
Accounts payable and accrued expenses	$(25,174)	$(2,123)	$(27,297)
Due to container investors, net	$(8,322)	$(22,350)	$(30,672)
Total current liabilities	$(268,114)	$(24,473)	$(292,587)
Total liabilities	$(3,508,305)	$(24,473)	$(3,532,778)